CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Cash flows from operating activities
Net income	$ 1,325,523	$ 170,960	$ 165,664	$ 138,512
Adjustments for:
Depreciation and amortization	27,231	3,512	16,547	8,327
Expected credit loss expenses	9,075	1,170
Share of loss from equity method investments	307	40	543
Impairment from equity method investments	5,888	759
Foreign exchange (gains)/losses	11,493	1,482	7,539	(7,457)
Share-based compensation	32,573	4,201	15,967	10,440
Realized gain from available-for-sale financial securities	(665)	(86)	(707)	(83)
Deferred income tax expenses/(benefit)	(13,146)	(1,696)	(1,576)	15,507
Amortization of right-of-use assets	52,548	6,777	49,553
Changes in operating assets:
Net decrease in amounts due from related parties				6,541
Net increase in loans and advances	(14,645,752)	(1,888,946)	(1,101,785)	(178,937)
Net increase in accounts receivable from clients and brokers	(5,042,241)	(650,326)	(927,260)	(221,067)
Net increase in accounts receivable from clearing organization	(939,848)	(121,218)	(128,125)	(120,063)
Net increase in accounts receivable from fund management companies and fund distributors	(297,622)	(38,386)
Net (increase)/decrease in interest receivable	(2,984)	(385)	32,535	(42,386)
Net (increase)/decrease in prepaid assets	1,048	135	(3,660)	(5,164)
Net (increase)/decrease in other assets	(156,222)	(20,173)	20,860	(89,543)
Changes in operating liabilities:
Net (decrease)/increase in amounts due to related parties	83,429	10,760	25,037	(6,096)
Net increase in accounts payable to clients and brokers	33,673,301	4,343,037	3,697,534	4,955,073
Net (decrease)/increase in accounts payable to clearing organization	324,266	41,822		(82,878)
Net increase in accounts payable to fund management companies and fund distributors	101,061	13,034	26,381
Net increase in payroll and welfare payable	217,200	28,014	33,990	17,121
Net increase/(decrease) in interest payable	4,974	642	(1,886)	339
Net decrease in operating lease liabilities	(38,077)	(4,911)	(38,704)
Net increase in securities sold under agreements to repurchase	5,451,447	703,104	1,590
Net increase in other liabilities	271,910	35,070	79,397	71,981
Net cash generated from operating activities	20,456,717	2,638,392	1,969,434	4,470,167
Cash flows from investing activities
Proceeds from disposal of property and equipment and intangible assets			9	4
Purchase of property and equipment and intangible assets	(44,649)	(5,759)	(118,341)	(18,791)
Purchase of available-for-sale financial securities	(206,793)	(26,671)	(285,784)	(123,260)
Proceeds from disposal of available-for-sale financial securities	306,602	39,544	250,061	63,912
Realized gain received from available-for-sale financial securities	665	86	707	83
Acquisition of equity method investments	0	0	(6,709)	0
Placement of term deposits with initial terms of over three months	(300,000)	(38,693)
Net cash used in investing activities	(244,175)	(31,493)	(160,057)	(78,052)
Cash flows from financing activities
Proceeds from borrowings	24,108,205	3,109,372	6,764,524	6,078,979
Repayment of borrowings	(20,092,973)	(2,591,505)	(6,873,188)	(6,043,289)
Proceeds from public offering, net of issuance costs	2,339,718	301,767	1,259,317
Proceeds from exercise of employee share options	16,842	2,172	969
Proceeds from issuance of Pre-Funded warrants	2,035,104	262,506
Net cash generated from financing activities	8,406,896	1,084,312	1,151,622	35,690
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,117)	(144)	(44,666)	7,457
Net increase in cash, cash equivalents and restricted cash	28,618,321	3,691,067	2,916,333	4,435,262
Cash, cash equivalents and restricted cash at beginning of the year	14,903,437	1,922,181	11,987,104	7,551,842
Cash, cash equivalents and restricted cash at end of the year	43,521,758	5,613,248	14,903,437	11,987,104
Cash, cash equivalents and restricted cash
Cash and cash equivalents	1,034,668		362,574	215,617
Cash held on behalf of clients	42,487,090		14,540,863	11,771,487
Non-cash financing activities
Accretion to preferred shares redemption value			12,309	66,998
Supplemental disclosure
Interest paid	(181,706)	(23,436)	(89,238)	(95,285)
Income tax paid	(16,250)	(2,096)	(15,117)	$ (18,734)
Cash paid for amounts include in operating lease liabilities	$ (58,686)	$ (7,569)	$ (50,629)